PAPP AMERICA-ABROAD FUND, INC.
                                             SCHEDULE OF PORTFOLIO INVESTMENTS
                                                      MARCH 31, 1999

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                                                                                 Number           Market
                          Common Stocks                                         of Shares         Value
-------------------------------------------------------------                   ---------         ----------


FINANCIAL SERVICES (15.4%)
   American International Group
     (Major international insurance holding company)                              69,000       $   8,323,125
   General Electric Co.
     (Diversified financial and industrial company)                              140,000          15,487,500
   State Street Corporation
     (Provider of U.S. and global securities custodial services)                 300,000          24,656,250
                                                                                               -------------
                                                                                                  48,466,875
                                                                                               -------------
COMPUTER EQUIPMENT (14.9%)
   EMC Corp. *
     (Manufacturer of enterprise computer storage systems)                        28,000           3,577,000
   Hewlett-Packard Company
     (Manufacturer of printers, computers, and medical
     electronic equipment)                                                       140,000           9,493,750
   Intel Corporation
     (Manufacturer of microprocessors, microcontrollers, and
     memory chips)                                                               242,000          28,828,250
   International Business Machines
     (Global provider of information technology, hardware, software
     and services)                                                                29,000           5,140,250
                                                                                               -------------
                                                                                                  47,039,250
                                                                                               -------------
INDUSTRIAL SERVICES (14.3%)
   Air Express International
     (Air freight forwarding)                                                    449,000           6,791,125
   Interpublic Group of Companies, Inc.
     (Worldwide advertising agencies)                                            360,000          28,035,000
   Manpower, Inc.
     (Provider of non-government employment services)                            215,000           5,025,625
   Omnicom Group, Inc.
     (Worldwide advertising agencies)                                             65,000           5,195,938
                                                                                               -------------
                                                                                                  45,047,688
                                                                                               -------------
SPECIALTY RETAILING (9.8%)
   Office Depot *
     (Leading retailer and direct marketer of office supplies)                   835,000          30,738,438
                                                                                               -------------

ELECTRICAL EQUIPMENT (9.2%)
   American Power Conversion *
     (Leading producer of uninterruptible power supply products)                 627,900          16,953,300
   Emerson Electric Company
     (Manufacturer of electrical and electronic products and systems)             10,000             529,375
   Molex, Inc.
     (Supplier of electrical, electronic, and fiber optic interconnection
     products and systems)                                                       450,000          11,643,750
                                                                                               -------------
                                                                                                  29,126,425
                                                                                               -------------
PHARMACEUTICAL (8.4%)
   Astra AB
     (Prescription pharmaceuticals)                                              180,700           4,144,806
   Eli Lilly & Co.
     (Prescription pharmaceuticals)                                               15,000           1,273,125
   Merck & Company
     (Prescription pharmaceuticals)                                              252,000          20,207,250
   Pfizer, Inc.
     (Prescription pharmaceuticals)                                                7,000             971,250
                                                                                               -------------
                                                                                                  26,596,431
                                                                                               -------------
*Non-income producing security.


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                         PAPP AMERICA-ABROAD FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999
                                                                                 Number           Market
                          Common Stocks                                         of Shares         Value
-------------------------------------------------------------                   ---------         ----------

RESTAURANTS (5.8%)
   McDonald's Corporation
     (Fast food restaurants and franchising)                                     406,000       $  18,396,875
                                                                                               -------------

SOFTWARE (5.8%)
   BMC Software, Inc. *
     (Develops, markets, and supports data and application
     management software)                                                         55,000           2,038,437
   Microsoft Corporation*
     (Personal computer software)                                                180,000          16,132,500
                                                                                               -------------
                                                                                                  18,170,937
                                                                                               -------------
MEDICAL PRODUCTS (5.4%)
   Johnson & Johnson
     (Healthcare products)                                                       183,000          17,144,813
                                                                                               -------------

CONSUMER SERVICES (5.2%)
   Service Corporation International
     (Funeral service, cemetery owner/operator)                                  350,000           4,987,500
   Steiner Leisure Ltd. *
     (Provider of spa services, beauty salons, and health clubs on
     cruise ships)                                                               375,000          11,531,250
                                                                                               -------------
                                                                                                  16,518,750
                                                                                               -------------
CONSUMER PRODUCTS (2.9%)
   Gillette Company
     (Personal care products and batteries)                                       27,000           1,604,812
   Mattel, Inc.
     (Toy manufacturer)                                                          300,000           7,462,500
                                                                                               -------------
                                                                                                   9,067,312
                                                                                               -------------
TELECOMMUNICATIONS (1.7%)
   Cisco Systems, Inc. *
     (Leading supplier of computer internetworking systems)                       10,000           1,095,625
   L.M. Ericsson Telephone AB
     (Manufacturer of telecom systems and cellular handsets)                     100,000           2,381,250
   Hong Kong Telecommunications, Ltd.
     (International telecommunications services)                                 100,000           1,956,250
                                                                                               -------------
                                                                                                   5,433,125
                                                                                               -------------

TOTAL COMMON STOCKS - 98.9%                                                                      311,746,919
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.1%                                                     3,382,125
                                                                                               -------------

NET ASSETS - 100%                                                                              $ 315,129,044
                                                                                               =============

NET ASSET VALUE PER SHARE
(Based on 10,114,608 shares outstanding at March 31, 1999)                                     $       31.16
                                                                                               =============


*Non-income producing security.

               The accompanying notes are an integral part of these financial statements.

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